Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Net cash used in operating activities	$ (437,396)	$ 6,720,013	$ 132,326
Net cash used in investing activities	(7,738,360)	(30,873,549)	(8,308,200)
Net cash provided by financing activities	(759,689)	33,092,541	8,000,000
Net cash inflow	$ (8,935,445)	$ 8,939,005	$ (175,874)